Shareholder Report, Average Annual Return (Details) 195784_Amplify Bloomberg U.S. Treasury 12 Premium Income ETF_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Amplify Bloomberg U.S. Treasury 12% Premium Income ETF NAV
Average Annual Return, Percent	0.93%
Bloomberg U.S. Long Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Treasury Total Return Index
Average Annual Return, Percent	2.35%